Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income

Changes in the balance of the component of accumulated other comprehensive income for the years ended December 31, 2012 and 2013 are as follows:

	Foreign currency translation
	RMB	US$
Balance as of December 31, 2010	16,154	2,668
Other comprehensive loss	(224)	(37)

Balance as of December 31, 2011	15,930	2,631
Other comprehensive income	58	10

Balance as of December 31, 2012	15,988	2,641
Other comprehensive loss	(5,496)	(908)

Balance as of December 31, 2013	10,492	1,733